Related Parties - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Levi Strauss Foundation
Related Party Transaction [Line Items]
Related Party Donations	$ 3.1	$ 0.3	$ 2.8	$ 1.6	$ 3.1
Chairman of the board of directors
Related Party Transaction [Line Items]
Related party professional fees					0.2
Red Tab Foundation
Related Party Transaction [Line Items]
Related Party Donations			$ 0.1